As filed with the Securities and Exchange Commission November 2, 2026

Securities Act File No. 333-228684

Investment Company Act File No. 811-23395

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

☑ THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No. __

☑ Post-Effective Amendment No. 12

AND/OR

☑ THE INVESTMENT COMPANY ACT OF 1940

☑ Amendment No. 13

GABELLI INNOVATIONS TRUST

(Exact Name of Registrant as Specified in its Charter)

One Corporate Center, Rye, New York 10580-1422

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1-800-422-3554

John C. Ball

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Copies to:

J. Christopher Jackson Gabelli Innovations Trust One Corporate Center Rye, New York 10580-1422	Michael R. Rosella, Esq. Paul Hastings LLP 200 Park Avenue New York, New York 10166

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☑	On November 23, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment to its Registration Statement that was filed on September 4, 2026, accession number 0001999371-26-019966 (Post-Effective Amendment No. 11) to the Trust’s Registration Statement as it relates to the Moguls Fund (formerly Gabelli Media Mogul Fund), G-Legion Defense Fund (formerly Gabelli Pet Parents’™ Fund), G-Legion New Frontiers Fund (formerly Gabelli Food of All Nations Fund) and Alpha G Unconstrained Value Fund (formerly Gabelli RBI Fund). Parts A, B and C of the Registrant’s Post-Effective Amendment No. 11 under the Securities Act of 1933, as amended and Amendment No. 12 under the Investment Company Act of 1940, as amended, filed on September 4, 2026, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Rye and State of New York, on the 2nd day of November 2026.

Gabelli Innovations Trust

By:	/s/ John C. Ball
Name:	John C. Ball
Title:	President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 12 to its Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Mario J. Gabelli*	Chairman of the Board	November 2, 2026
Mario J. Gabelli

/s/ John C. Ball	President and Principal Executive Officer	November 2, 2026
John C. Ball

/s/ John C. Ball	Treasurer and Principal Financial and	November 2, 2026
John C. Ball	Accounting Officer

Salvatore M. Salibello*	Trustee	November 2, 2026
Salvatore M. Salibello

Anthony S. Colavita*	Trustee	November 2, 2026
Anthony S. Colavita

Michael J. Melarkey*	Trustee	November 2, 2026
Michael J. Melarkey

Frank J. Fahrenkopf, Jr.*	Trustee	November 2, 2026
Frank J. Fahrenkopf, Jr.

*By:	/s/ John C. Ball
John C. Ball
Attorney-in-Fact

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